FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets:
Marketable securities held in Trust Account	$ 85,969	$ 979,634
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	$ 236,003,331	$ 234,604,006